U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave.
MK-WI-T10
Milwaukee, WI 53202

January 23, 2020

VIA EDGAR TRANSMISSION

Re:	Managed Portfolio Series (the “Trust”)
File Nos.:  333-172080 and 812-14830

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

To whom it may concern,

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith via EDGAR please find the Definitive Proxy Statement and Form of Proxy relating to the Special Meeting of Shareholders of the Tortoise North American Pipeline Fund (the “Pipeline Fund”), the Tortoise Global Water ESG Fund (the “Water Fund”), and the Tortoise Digital Payments Infrastructure Fund (the “Digital Payments Fund”) (each, a “Fund” and together, the “Funds”), each a series of Managed Portfolio Series (the “Trust”).

If you have any additional questions or concerns, please feel free to contact me at (414) 765-6611.

Sincerely,

/s/ Thomas Bausch

Thomas Bausch, Esq.
For U.S. Bancorp Fund Services, LLC